LEASING - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of changes in the Right-of-use assets
Balance at beginning of the year	R$ 777,314
Balance at end of the year	815,311	R$ 777,314
Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	987,135	836,368
Additions	234,823	143,521
Disposals	(30,605)	(35,555)
Remeasurements	9,693	32,212
Foreign exchange effect	80,644	10,589
Balance at end of the year	1,281,690	987,135
Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(209,821)
Depreciation	(260,761)	(214,771)
Disposals	23,081	6,588
Foreign exchange effect	(18,878)	(1,638)
Balance at end of the year	(466,379)	(209,821)
Land and buildings | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	283,994	243,250
Additions	5,670	14,062
Disposals	(14,583)	(10,493)
Remeasurements	111	33,322
Foreign exchange effect	26,748	3,853
Balance at end of the year	301,940	283,994
Land and buildings | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(49,483)
Depreciation	(51,451)	(50,080)
Disposals	8,601	1,330
Foreign exchange effect	(5,286)	(733)
Balance at end of the year	(97,619)	(49,483)
Machines, equipment, and installations | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	533,286	436,401
Additions	185,116	117,653
Disposals	(14,846)	(22,993)
Remeasurements	(3,035)	(2,346)
Foreign exchange effect	37,809	4,571
Balance at end of the year	738,330	533,286
Machines, equipment, and installations | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(123,277)
Depreciation	(166,741)	(127,399)
Disposals	13,453	4,250
Foreign exchange effect	(8,091)	(128)
Balance at end of the year	(284,656)	(123,277)
Data electronic equipment | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	107,413	106,787
Additions	175	742
Disposals		(162)
Remeasurements	12,548
Foreign exchange effect	340	46
Balance at end of the year	120,476	107,413
Data electronic equipment | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(15,396)
Depreciation	(15,459)	(15,419)
Disposals		32
Foreign exchange effect	(70)	(9)
Balance at end of the year	(30,925)	(15,396)
Other | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	62,442	49,930
Additions	43,862	11,064
Disposals	(1,176)	(1,907)
Remeasurements	69	1,236
Foreign exchange effect	15,747	2,119
Balance at end of the year	120,944	62,442
Other | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(21,665)
Depreciation	(27,110)	(21,873)
Disposals	1,027	976
Foreign exchange effect	(5,431)	(768)
Balance at end of the year	R$ (53,179)	R$ (21,665)